Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥) ¥ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2023 CNY (¥) ¥ / shares shares	Aug. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 1,755,206	$ 247,561	¥ 1,772,127	¥ 1,439,291
Cost of revenue	(1,251,620)	(176,533)	(1,304,699)	(1,068,626)
Gross profit	503,586	71,028	467,428	370,665
Selling, general and administrative expenses	(469,047)	(66,156)	(512,882)	(458,816)
Other operating income	3,699	522	43,783	4,198
Impairment loss on property and equipment	(6,607)	(932)	(12,891)	(6,586)
Impairment loss on operating lease right-of-use assets				(8,861)
Impairment loss on intangible assets	(258,326)	(36,435)		(113,385)
Impairment loss on goodwill	(593,748)	(83,744)	(147,116)	(419,805)
Operating loss	(820,443)	(115,717)	(161,678)	(632,590)
Interest expense, net	(1,315)	(185)	(5,452)	(126,029)
Investment income/ (loss)	(2,516)	(355)	(807)	134,353
Other expenses	(4,012)	(567)	(7,380)	(7,421)
Loss before income taxes and share of equity in loss of unconsolidated affiliates	(828,286)	(116,824)	(175,317)	(631,687)
Income tax expense	(32,908)	(4,641)	(183,208)	(55,143)
Share of equity in loss of unconsolidated affiliates	(7,876)	(1,111)	(339)	(151)
Net loss from continuing operations	(869,070)	(122,576)	(358,864)	(686,981)
Loss from discontinued operations, net of tax	(163,791)	(23,102)	(27,959)	(16,556)
Net loss	(1,032,861)	(145,678)	(386,823)	(703,537)
Less: Net income/ (loss) attributable to the non-controlling interests
Continuing operations	(17,296)	(2,439)	823	(629)
Discontinued operations	(19,286)	(2,720)	7,488	6,432
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	¥ (996,279)	$ (140,519)	¥ (395,134)	¥ (709,340)
Net loss per share attributable to ordinary shareholders — basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (7.18)	$ (1.01)	¥ (3.03)	¥ (5.79)
Net loss from continuing operations attributable to ordinary shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	(7.18)	(1.01)	(3.03)	(5.79)
Net loss from discontinued operations attributable to ordinary shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	(1.22)	(0.17)	(0.3)	(0.19)
Net income from discontinued operations attributable to ordinary shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	(1.22)	(0.17)	(0.3)	(0.19)
Net loss attributable to Bright Scholar Education Holdings Limited shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	(8.4)	(1.18)	(3.33)	(5.98)
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (8.4)	$ (1.18)	¥ (3.33)	¥ (5.98)
Weighted average shares used in calculating net loss per ordinary share, basic (in Shares)	118,669,795	118,669,795	118,669,795	118,697,495
Weighted average shares used in calculating net earnings/(loss) per ordinary share diluted (in Shares)	118,669,795	118,669,795	118,669,795	118,697,495